Calvert
International Opportunities Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 5.2%
BlueScope Steel Ltd.	89,958	$ 1,989,679
CAR Group Ltd.(1)	74,271	1,325,816
Dicker Data Ltd.	314,158	2,741,361
EBOS Group Ltd.(1)	149,222	1,767,259
Evolution Mining Ltd.	229,839	1,900,481
Northern Star Resources Ltd.	132,362	1,752,430
Steadfast Group Ltd.	386,137	1,358,356
		$ 12,835,382
Austria — 2.4%
BAWAG Group AG(2)	29,868	$5,988,051
		$5,988,051
Belgium — 3.5%
Elia Group SA(1)	27,284	$4,344,677
KBC Ancora	46,355	4,357,220
		$8,701,897
Canada — 2.6%
Descartes Systems Group, Inc.(1)(3)	21,205	$1,468,688
Lumine Group, Inc.(1)(3)(4)	130,694	1,981,259
TMX Group Ltd.	90,065	2,948,506
		$6,398,453
Denmark — 0.8%
Ringkjoebing Landbobank AS	7,924	$1,880,665
		$1,880,665
France — 0.6%
IPSOS SA	39,632	$1,578,599
		$1,578,599
Germany — 4.8%
CTS Eventim AG & Co. KGaA	47,928	$2,799,412
Jenoptik AG	52,109	2,809,638
Schott Pharma AG & Co. KGaA	113,776	2,251,239
Tkms AG& Co. KGaA(3)	46,221	3,944,882
		$11,805,171
Ireland — 1.6%
Irish Residential Properties REIT PLC	2,987,824	$3,982,129
		$3,982,129
Italy — 8.2%
A2A SpA	912,540	$2,353,592
Brembo NV	190,979	2,240,286
FinecoBank Banca Fineco SpA	222,528	5,595,237
Moncler SpA	79,581	4,631,396
Recordati Industria Chimica e Farmaceutica SpA	45,768	2,682,872
Security	Shares	Value
Italy (continued)
Reply SpA	24,034	$ 2,517,838
		$ 20,021,221
Japan — 24.7%
As One Corp.	301,762	$ 4,213,511
Asahi Intecc Co. Ltd.	79,101	1,854,609
Azbil Corp.	372,815	3,970,348
Chiba Bank Ltd.	251,134	3,847,124
Cosmos Pharmaceutical Corp.	73,489	2,790,540
Daiseki Co. Ltd.	165,384	4,013,653
Fukuoka Financial Group, Inc.	68,186	2,892,609
Funai Soken Holdings, Inc.(1)	451,314	2,968,287
Hikari Tsushin, Inc.	14,349	3,152,977
Hoshino Resorts REIT, Inc.	1,788	2,642,552
Japan Elevator Service Holdings Co. Ltd.	247,024	2,653,208
Japan Exchange Group, Inc.	365,926	4,631,130
Makita Corp.	136,461	4,907,304
Relo Group, Inc.	395,701	4,865,718
Riken Keiki Co. Ltd.	127,681	2,935,585
Shoei Co. Ltd.	118,863	1,302,248
Tosei Corp.	253,950	2,656,598
USS Co. Ltd.	370,061	4,346,747
		$60,644,748
Luxembourg — 0.5%
APERAM SA	23,234	$1,130,026
		$1,130,026
Netherlands — 5.9%
BE Semiconductor Industries NV	9,212	$3,042,282
Euronext NV(2)	24,063	3,848,905
IMCD NV	27,417	2,479,150
NN Group NV	47,580	4,171,285
Topicus.com, Inc.(3)	15,133	964,799
		$14,506,421
Norway — 0.4%
Norsk Hydro ASA	103,960	$940,711
		$940,711
Spain — 2.3%
Almirall SA(1)	118,954	$1,531,311
Repsol SA	162,128	4,050,704
		$5,582,015
Sweden — 5.0%
AddTech AB, Class B	104,714	$3,700,556
Boliden AB	32,104	1,813,988
Lagercrantz Group AB, Class B	146,125	3,853,333
Smartcraft Group AB(3)	526,167	839,213
Thule Group AB(1)(2)	97,680	2,075,784
		$12,282,874

Calvert
International Opportunities Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland — 6.7%
Bossard Holding AG, Class A	6,286	$ 1,516,640
Cicor Technologies Ltd.(1)(3)	18,508	2,804,598
Galenica AG(2)	20,307	2,117,545
Interroll Holding AG	1,692	2,667,303
Sika AG	7,472	1,540,845
Straumann Holding AG	14,921	1,961,333
VZ Holding AG	20,375	3,816,768
		$ 16,425,032
United Kingdom — 24.2%
Ashtead Technology Holdings PLC(1)	537,408	$2,952,590
Babcock International Group PLC	313,457	3,961,751
Cerillion PLC(1)	97,500	1,409,585
Compass Group PLC	80,122	2,588,688
Cranswick PLC	49,118	3,579,489
Diploma PLC	45,681	4,317,876
DiscoverIE Group PLC	459,898	4,133,382
Games Workshop Group PLC	16,086	4,609,363
Halma PLC	76,218	3,983,791
InterContinental Hotels Group PLC	25,748	4,425,633
Intertek Group PLC	40,831	3,143,089
Porvair PLC	319,046	3,413,187
Premier Foods PLC	1,064,521	2,893,502
Savills PLC	353,433	4,004,616
Volution Group PLC	515,602	4,186,897
Wise Group PLC, Class A(3)	192,324	2,305,479
Zegona Communications PLC	167,981	3,549,258
		$59,458,176
Total Common Stocks (identified cost $200,188,689)		$244,161,571

Short-Term Investments — 0.6%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(5)	705,753	$ 705,753
Total Affiliated Fund (identified cost $705,753)		$ 705,753
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)	756,948	$ 756,948
Total Securities Lending Collateral (identified cost $756,948)		$ 756,948
Total Short-Term Investments (identified cost $1,462,701)		$ 1,462,701

Total Investments — 100.0% (identified cost $201,651,390)	$245,624,272
Other Assets, Less Liabilities — (0.0)%†	$ (35,126)
Net Assets — 100.0%	$245,589,146

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $9,090,328 and the total market value of the collateral received by the Fund was $9,580,444, comprised of cash of $756,948 and U.S. government and/or agencies securities of $8,823,496.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $14,030,285 or 5.7% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $1,981,259 or 0.8% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Opportunities Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

At June 30, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	23.6%
Financials	19.4
Information Technology	14.4
Consumer Discretionary	10.7
Health Care	7.5
Real Estate	7.4
Materials	4.5
Consumer Staples	3.8
Communication Services	3.8
Utilities	2.7
Energy	1.6
Total	99.4%
The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $705,753, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,051,841	$72,701,823	$(81,047,911)	$ —	$ —	$705,753	$101,986	705,753

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:

Calvert
International Opportunities Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$12,835,382	$ —	$12,835,382
Austria	—	5,988,051	—	5,988,051
Belgium	—	8,701,897	—	8,701,897
Canada	6,398,453	—	—	6,398,453
Denmark	—	1,880,665	—	1,880,665
France	—	1,578,599	—	1,578,599
Germany	—	11,805,171	—	11,805,171
Ireland	—	3,982,129	—	3,982,129
Italy	—	20,021,221	—	20,021,221
Japan	—	60,644,748	—	60,644,748
Luxembourg	—	1,130,026	—	1,130,026
Netherlands	964,799	13,541,622	—	14,506,421
Norway	—	940,711	—	940,711
Spain	—	5,582,015	—	5,582,015
Sweden	—	12,282,874	—	12,282,874
Switzerland	—	16,425,032	—	16,425,032
United Kingdom	—	59,458,176	—	59,458,176
Total Common Stocks	$7,363,252	$236,798,319(1)	$ —	$244,161,571
Short-Term Investments:
Affiliated Fund	$705,753	$ —	$ —	$705,753
Securities Lending Collateral	756,948	—	—	756,948
Total Investments	$8,825,953	$236,798,319	$ —	$245,624,272

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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